CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2013	$ (2,270,386)	$ 33,084	$ 25,718,163	$ (28,021,633)
Balance, shares at Jun. 30, 2013		33,084,671
Common stock issued for cash	2,131,527	$ 3,353	2,128,174
Common stock issued for cash, shares		3,352,726
Common stock issued for cash in connection with stock purchase agreement	570,000	$ 577	569,423
Common stock issued for cash in connection with stock purchase agreement, shares		577,428
Common stock and warrants issued for cash	$ 1,705,000	$ 2,576	1,702,424
Common stock and warrants issued for cash, shares		2,575,579
Common stock issued upon in exchange for fixed assets
Common stock issued for services
Common stock upon exercise of options	$ 18,200	$ 20	18,180
Common stock upon exercise of options, shares		20,000
Common stock issued upon exercise of warrants	25,000	$ 20	24,980
Common stock issued upon exercise of warrants, shares		20,000
Common stock issued for interest	355,426	$ 437	354,989
Common stock issued for interest, shares		436,912
Convertible note conversions	82,132	$ 235	81,897
Convertible note conversions, shares		234,663
Options and stock appreciation rights vested	1,682,833		1,682,833
Loan discount from beneficial conversion feature and warrants	913,898		$ 913,898
Net loss	(7,111,945)			$ (7,111,945)
Balance at Jun. 30, 2014	$ (1,898,315)	$ 40,302	$ 33,194,961	$ (35,133,578)
Balance, shares at Jun. 30, 2014	40,301,979	40,301,979
Common stock issued for cash	$ 150,755	$ 408	150,347
Common stock issued for cash, shares		407,445
Common stock and warrants issued for cash	2,305,000	$ 6,341	2,298,659
Common stock and warrants issued for cash, shares		6,340,754
Common stock issued upon in exchange for fixed assets	16,000	$ 22	15,978
Common stock issued upon in exchange for fixed assets, shares		21,918
Common stock issued for services	1,674	$ 6	1,668
Common stock issued for services, shares		6,230
Common stock issued for interest	211,970	$ 535	211,435
Common stock issued for interest, shares		535,175
Options and stock appreciation rights vested	1,024,895		1,024,895
Loan discount from beneficial conversion feature and warrants	151,218		$ 151,218
Net loss	(5,513,725)			$ (5,513,725)
Balance at Jun. 30, 2015	$ (3,550,528)	$ 47,614	$ 37,049,161	$ (40,647,303)
Balance, shares at Jun. 30, 2015	47,613,501	47,613,501